Provisions - Spanish Entities - Estimated Benefit Payable (Details) - SPAIN € in Millions	Dec. 31, 2019 EUR (€)
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 836
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	638
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	569
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	491
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	421
2025 to 2029
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 1,560